Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Details of Other Operating Income and Expenses
Details of other operating income and expenses for the years ended December 31, 2023, 2024 and 2025 were as follows:

(in millions of Won)	2023		2024	2025
Other operating income
Recovery of allowance for other bad debt expenses	￦	7,641	18,080	18,513
Gain on disposals of assets held for sale		1,312	4,801	53,692
Gain on disposals of investment s in subsidiaries, associates and joint ventures(*1)		197,088	14,235	47,374
Gain on disposals of property, plant and equipment		9,387	26,533	15,792
Gain on valuation of firm commitment		11,499	46,918	42,010
Reversal of other provisions		8,578	15,834	8,132
Gain on insurance claim		13,117	157,552	19,596
Gain on bargain purchase(*1)		41,072	—	—
Gain on disposals of emission rights		25,998	2	8
Miscellaneous i ncome		77,946	90,485	94,231
Others		8,348	12,665	6,243

	￦	401,986	387,105	305,591

Other operating expenses
Other bad debt expenses	￦	(291,340)	(68,979)	(53,355)
Loss on disposals of assets held for sale(*2)		(103,366)	(33,943)	(13,104)
Loss on disposals of investments in subsidiaries, associates and joint ventures		(18,843)	(73,428)	(12,819)
Loss on disposals of property, plant and equipment		(125,823)	(85,149)	(89,883)

(in millions of Won)	2023		2024	2025
Impairment loss on property, plant and equipment		(275,846)	(608,122)	(135,653)
Impairment loss on intangible assets		(129,907)	(47,993)	(51,640)
Loss on valuation of firm commitment		(47,448)	(40,383)	(28,072)
Idle tangible asset expenses		(3,703)	(3,047)	(5,517)
Increase to provisions		(38,395)	(84,689)	(55,637)
Donations		(67,393)	(75,261)	(90,443)
Miscellaneous expenses		(92,870)	(46,233)	(81,560)
Others		(749)	(16,649)	(8,891)

	￦	(1,195,683)	(1,183,876)	(626,574)

(*1)
During the year ended December 31, 2023, QSONE Co., Ltd., which had been previously classified as an investment in associates was reclassified as consolidated subsidiaries. As a result, the Company recognized
￦
184,556 million of gain on disposals of investment in associates and
￦
41,072 million of gain on bargain purchase.

(*2)
During the year ended December 31, 2023, the Company disposed of
CSP-Compania
Siderurgica do Pecem, which was classified as assets held for sale during the year ended December 31, 2022, and recognized
￦
103,366 million of loss on disposals of assets held for sale. The loss on disposal of assets held for sale recognized as profit or loss includes
￦
102,470 million, which was reclassified from accumulated other comprehensive loss arising from translating the financial statements of foreign operation.